Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Feb. 28, 2018	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2012	May 31, 2011	Apr. 30, 2011
Legacy Gelesis Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		51,730,762					0
Conversion of all classes of redeemable convertible preferred stock	0	48,566,655	48,566,655	48,566,655	47,813,946
Redeemable convertible preferred stock		$ 311,594
Class A common stock subject to possible redemption, issued (in shares)	0	48,566,655
Gelesis
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		19,957,625			19,957,625
Conversion of all classes of redeemable convertible preferred stock					18,446,525
Liquidation Preference					$ 257,424
Redeemable convertible preferred stock					$ 213,525
Class A common stock subject to possible redemption, issued (in shares)					18,446,525
Gelesis | Legacy Gelesis Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		19,957,625
Conversion of all classes of redeemable convertible preferred stock		18,736,936
Liquidation Preference		$ 258,370
Redeemable convertible preferred stock		$ 311,594
Class A common stock subject to possible redemption, issued (in shares)		18,736,936
Gelesis | Series A-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,711,755			1,711,755
Conversion of all classes of redeemable convertible preferred stock		1,689,193			1,636,971				1,636,971
Liquidation Preference		$ 7,505			$ 7,273
Redeemable convertible preferred stock		$ 7,113			$ 6,176				$ 6,176
Class A common stock subject to possible redemption, issued (in shares)		1,689,193			1,636,971												1,636,971
Gelesis | Series A-2
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,161,254			1,161,254
Conversion of all classes of redeemable convertible preferred stock		1,161,254			1,161,254				1,161,254
Liquidation Preference		$ 3,030			$ 3,030
Redeemable convertible preferred stock		$ 3,033			$ 3,033				$ 3,033
Class A common stock subject to possible redemption, issued (in shares)		1,161,254			1,161,254											409,440
Gelesis | Series A-3
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,730,874			1,730,874
Conversion of all classes of redeemable convertible preferred stock		1,730,874			1,492,685				1,492,685
Liquidation Preference		$ 5,188			$ 4,474
Redeemable convertible preferred stock		$ 7,460			$ 4,463				$ 4,463
Class A common stock subject to possible redemption, issued (in shares)		1,730,874			1,492,685										1,017,648
Gelesis | Series A-4
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,159,022			2,159,022
Conversion of all classes of redeemable convertible preferred stock		1,450,529			1,450,529				1,439,352
Liquidation Preference		$ 5,473			$ 5,473
Redeemable convertible preferred stock		$ 2,602			$ 2,602				$ 2,466
Class A common stock subject to possible redemption, issued (in shares)		1,450,529			1,450,529
Gelesis | Series A-5
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,977,114			1,977,114
Conversion of all classes of redeemable convertible preferred stock		1,977,114			1,977,114				1,977,114
Liquidation Preference		$ 24,536			$ 24,536
Redeemable convertible preferred stock		$ 44,307			$ 24,991				$ 24,536
Class A common stock subject to possible redemption, issued (in shares)		1,977,114			1,977,114							2,538,274	33,949	1,450,265
Gelesis | Series Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,538,274			2,538,274
Conversion of all classes of redeemable convertible preferred stock		2,538,274			2,538,274				2,538,274
Liquidation Preference		$ 31,500			$ 31,500
Redeemable convertible preferred stock		$ 56,959			$ 32,763				$ 31,500
Class A common stock subject to possible redemption, issued (in shares)		2,538,274			2,538,274
Gelesis | Series 2 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,370,803			2,370,803
Conversion of all classes of redeemable convertible preferred stock		2,370,803			2,370,803				2,370,803
Liquidation Preference		$ 30,370			$ 30,370
Redeemable convertible preferred stock		$ 53,201			$ 30,684				$ 30,370
Class A common stock subject to possible redemption, issued (in shares)		2,370,803			2,370,803					409,574	1,561,280
Gelesis | Series 3 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		6,308,529			6,308,529
Conversion of all classes of redeemable convertible preferred stock		5,818,895			5,818,895				2,973,270
Liquidation Preference		$ 150,768			$ 150,768
Redeemable convertible preferred stock		$ 136,919			$ 108,813				$ 51,348
Class A common stock subject to possible redemption, issued (in shares)		5,818,895			5,818,895	868,558	1,158,077	818,990